Contingencies and Commitments	12 Months Ended
Dec. 31, 2023
Contingencies and Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 24 - CONTINGENCIES AND COMMITMENTS

a.	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business. As of December 31, 2023, the Bank and its subsidiaries have provisions for this item of Ch$4,504 million (Ch$5,533 million as of December 31, 2022) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.

b.	Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2023	2022
	MCh$	MCh$
Personal guarantees	494,104	924,173
Personal guarantees in local currency	193,144	483,807
Personal guarantees in foreign currency	300,960	440,366
Letter of credits of merchandise traffic operations	262,496	255,522
Transactions related to contingent events	1,641,510	1,476,599
Transactions related to contingent events in local currency	1,179,242	1,216,117
Transactions related to contingent events in foreign currency	462,268	260,482
Unrestricted prompt cancel credit lines	9,490,141	8,974,077
Other credit commitments	314,318	314,962
Credit for university studies	813	1,617
Other irrevocable credit commitments	313,505	313,345
Total	12,202,569	11,945,333

c.	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Third party operations
Collections	80,597	104,972
Transferred financial assets managed by the Bank	8,183	9,090
Assets from third parties managed by the Bank and its affiliates	1,325,795	1,081,895
Subtotal	1,414,575	1,195,957
Custody of securities

Securities held in custody	8,762,559	9,057,428
Securities held in custody deposited in other entity	742,078	756,880
Issued securities held in custody	18,151,391	12,397,099
Subtotal	27,656,028	22,211,407
Total	29,070,603	23,407,364

As of December 31, 2023, the Bank has classified the portfolios managed by private banking into “Assets from third parties managed by the Bank and its affiliates” (memo account), the balance is Ch$1,325,795 million (Ch$1,081,895 million as of December 31, 2022).

d.	Guarantees

Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°0030129 in force with the company Zurich Chile Seguros Generales S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2024.

e.	Contingent loans and liabilities

The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and are, therefore, part of the Bank’s global risk.